Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company applies ASC 820, Fair Value Measurement, which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability, and are to be developed based on the best information available in the circumstances.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

The following table sets forth information regarding the Company's assets measured at fair value on a recurring basis (in thousands):

		Fair Value Measurements at Reporting Date
	Amount recorded on balance sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities as of December 31, 2018
Contingent consideration	23,082	—	—	23,082

		Fair Value Measurements at Reporting Date
	Amount recorded on balance sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities as of September 30, 2019
Contingent consideration	—	—	—	—
Series B-1 Preferred Stock - Series A Conversion Warrants	4,200	—	—	4,200
Series B-1 Preferred Stock - Additional 6% Warrants	400	—	—	400

The following is a reconciliation of the beginning and ending balances for the periods indicated of recurring fair value measurements using Level 3 inputs (in thousands):

	Contingent Consideration	Series B Preferred - Series A Conversion Warrants	Series B Preferred - Additional 6% Warrants
Beginning Balance, December 31, 2018	23,082	$—	$—
Preferred Series B-1 Stock - Additional Warrants	—	4,200	400
Fair value adjustment	(23,082)	—	—
Ending Balance, September 30, 2019	—	4,200	400

Contingent Consideration

Pursuant to the original merger agreement with M III Acquisition Corp., the Company shall issue up to an additional 9,000,000 shares of common stock, which shall be fully earned if the final 2019 adjusted EBITDA targets are achieved. As of September 30, 2019, the Company recorded an adjustment of $23.1 million to the liability primarily based on a significant decrease in the Company's stock price for the first six months of 2019 of approximately 80.0% (from $8.61 at December 31, 2018 to $2.04 at June 30, 2019), coupled with the Company not anticipating reaching EBITDA requirements outlined in the original agreement as of September 30, 2019.

The following table sets forth information regarding the Company's assets measured at fair value on a non-recurring basis (in thousands):

		Fair Value Measurements
	Amount recorded on balance sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Series B-1 and Series B-2 Preferred Stock	81,300	—	—	81,300

Equity:
Series B-1 Preferred Stock - Warrants at closing	14,100	—	—	14,100

On May 20, 2019, the Company entered into the Amended and Restated Equity Commitment Agreement (the “First Equity Commitment Agreement”), by and among the Company and the commitment parties thereto. Pursuant to the First Equity Commitment Agreement, the Company issued and sold on May 20, 2019, 50,000 shares of Series B-1 Preferred Stock, with each share having an initial stated value of $1,000 plus accumulated but unpaid dividends for gross cash proceeds of $50.0 million. The First Equity Commitment Agreement also required the Company to provide warrants for common stock at closing that equaled 10% of the fully diluted issued and outstanding common stock as of such date (the “Warrants at closing”), and in the future could be required to provide additional warrants in the event of conversion of the Series A Preferred Stock (“Series A Conversion Warrants”) and warrants for up to 6% of the fully diluted issued and outstanding common stock if the Company fails to meet certain Adjusted EBITDA thresholds on a trailing twelve-month basis on the last calendar day of May 2020 through April 2021 (the “Additional 6% Warrants”).

On August 13, 2019, the Company entered into the Second Equity Commitment Agreement (the “Second Equity Commitment Agreement”). Pursuant to the Second Equity Commitment Agreement, the Company issued and sold on August 30, 2019, 50,000 shares of Series B-2 Preferred Stock and 900,000 warrants to purchase common stock (“Warrants”) for an aggregate purchase price of $50.0 million.

The information below describes the balance sheet classification and the recurring/nonrecurring fair value measurement:

Series B-1 and Series B-2 Preferred Stock (non-recurring) - The Series B-1 and Series B-2 Preferred Stock were recorded at relative fair value as debt which was estimated using a discounted cashflow model based on certain significant unobservable inputs, such as accumulated dividend rates, and projected Adjusted EBITDA for the life of the Series B Preferred Stock. The fair value of the liability for each of the transactions closed on May 20, 2019 and August 30, 2019, was a combined $81.3 million and recorded on the balance sheet as debt.

Series B-1 and Series B-2 Preferred Stock - Warrants at closing (non-recurring) - The Warrants at closing, with an exercise price of $0.0001, represented (on an if-converted to common stock basis) 10% of the issued and outstanding common stock of the Company based on the Company’s fully diluted share count on May 20, 2019 (including the number of shares of common stock that may be issued pursuant to all restricted stock awards, restricted stock units, stock options and any other securities or rights (directly or indirectly) convertible into, exchangeable for or to subscribe for common stock that are outstanding on May 20, 2019 (excluding any shares of common stock issuable (a) pursuant to the merger agreement for our business combination, (b) upon conversion of shares of Series A Preferred Stock, (c) upon the exercise of any warrant with an exercise price of $11.50 or higher or (d) upon the exercise of any equity issued pursuant to the Company’s long term incentive plan or other equity plan with a strike price of $11.50 or higher). The 2,545,934 if-converted shares of common stock at closing were valued at the closing stock price of $4.21 on May 20, 2019 and recorded in additional paid in capital.

On August 30, 2019, 900,000 if-converted shares of common stock were issued and were valued at the closing stock price of $3.75 and recorded in additional paid in capital.

Series B-1 Preferred Stock - Series A Conversion Warrants (recurring) - The certificate of designation for the Series A Preferred Stock was amended in connection with the Company entering into the First Equity Commitment Agreement. The conversion rights were amended to allow the holders of Series A Preferred Stock to convert all or any portion of Series A Preferred Stock outstanding at any point in time. If converted, the holders of the Series B Preferred Stock would be entitled to additional warrants, with an exercise price of $0.0001. These warrants were fair valued using the closing stock price of $4.21 on May 20, 2019, at an estimated if-converted share count and recorded as a liability.

Series B-1 Preferred Stock - Additional 6% Warrants (recurring) - The Additional 6% Warrants are issuable if the Company fails to meet certain Adjusted EBITDA thresholds on a trailing twelve-month basis from May 31, 2020 through April 30, 2021. The Company recorded the Additional 6% Warrants at fair value, which was estimated using a Monte Carlo Simulation based on certain significant unobservable inputs, such as a risk rate premium, Adjusted EBITDA volatility, stock price volatility and projected Adjusted EBITDA for the Company for 2019. The Additional 6% Warrants were recorded as a liability.

Other financial instruments of the Company not listed in the table consist of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities that approximate their fair values. Additionally, management believes that the outstanding recorded balance on the line of credit and long-term debt, further discussed in Note 9. Debt, approximates fair value due to their floating interest rates.

Fair Value of Financial Instruments

The following table presents the Company's financial instruments measured at fair value on a recurring basis, classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the consolidated balance sheets:

	December 31, 2018				December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$23,082	$23,082	$—	$—	$—	$—

The following table reconciles the beginning and ending balances of recurring fair value measurements using Level 3 inputs for the year ended December 31, 2018. There were no changes in such balances for the year ended December 31, 2017.

(in thousands)	Level 3
Beginning Balance, December 31, 2017	$—
Contingent consideration issued during Merger	69,373
Fair value adjustment - (gain) recognized in other income	(46,291)
Ending Balance, December 31, 2018	$23,082

Other financial instruments of the Company not listed in the table above primarily consist of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities that approximate their fair values, based on the nature and short maturity of these instruments, and they are presented in the Company's consolidated balance sheets at carrying cost. Additionally, management believes that the carrying value of the Company's outstanding debt balances, further discussed in Note 9. Debt, approximate fair value due to their floating interest rates.

Contingent Consideration

Pursuant to the Merger Agreement, the Company shall issue to the Seller up to an additional 9,000,000 common shares in the aggregate, which shall be fully earned if the final 2018 and 2019 financial targets are achieved. The Company may be required to issue such shares if the 2019 financial target is achieved. As of December 31, 2018, the Company recorded the contingent consideration liability at fair value, which was estimated using a Monte Carlo simulation based on certain significant unobservable inputs, such as a risk rate premium, peer group EBITDA volatility, stock price volatility and projected Adjusted EBITDA for the Company for 2019. The calculation derived a fair value adjustment of $46.3 million to the liability based on 2018 actual financial results and the expected probability of reaching the full amount of contingent consideration in 2019.

Significant unobservable inputs used in the fair value calculation as of the periods indicated were as follows:

	December 31, 2018	March 26, 2018
Risk premium adjustment	8.0%	5.0%
Risk-free rate	2.6%	2.0%
EBITDA volatility	14.0%	24.5%
Stock price volatility	37.1%	27.9%
Correlation of EBITDA and stock price	75.0%	75.0%